10-Q - Mezzanine Equity - Dividends (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Dividend percentage			8.00%		8.00%
Dividends					$ 1,744,075	$ 1,374,684
Accumulated dividends					4,666,663	$ 2,922,588
IPO
Temporary Equity [Line Items]
Minimum consideration for dividend payment			$ 100,000,000		100,000,000
Pre-2023 Preferred Stock
Temporary Equity [Line Items]
Dividends	$ 473,499	$ 423,507	932,949	$ 831,439
Accumulated dividends	$ 5,599,612		$ 5,599,612		$ 4,666,663
Seed Preferred
Temporary Equity [Line Items]
Dividend rate (in dollars per share)			$ 0.0117
Dividend rate, after conversion (in dollars per share)			0.0091
Antidilutive effect (in dollars per share)			1.288
Seed-1 Preferred
Temporary Equity [Line Items]
Dividend rate (in dollars per share)			0.0023
Seed-2 Preferred
Temporary Equity [Line Items]
Dividend rate (in dollars per share)			$ 0.0046